UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2019

Date of reporting period: October 31, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.1%
FFCB
1.000%, 01/07/2019	$15,785	$15,750
2.178%, VAR ICE LIBOR USD 1 Month+-0.101%, 09/05/2019	16,760	16,760
2.231%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	79,365	79,364
2.240%, VAR ICE LIBOR USD 1 Month+-0.050%, 08/17/2020	25,255	25,255
2.247%, VAR ICE LIBOR USD 1 Month+-0.040%, 09/11/2020	33,895	33,893
FFCB DN
2.555%, 07/23/2019 (A)	23,485	23,054
FHLB
2.156%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/01/2018	110,000	110,000
2.161%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/02/2018	19,500	19,500
2.191%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	120,000	120,000
2.130%, VAR ICE LIBOR USD 1 Month+-0.150%, 11/14/2018	66,085	66,085
2.150%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	75,000	75,000
2.157%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/16/2018	110,885	110,885
2.155%, VAR ICE LIBOR USD 1 Month+-0.125%, 11/20/2018	55,325	55,326
2.162%, VAR ICE LIBOR USD 1 Month+-0.120%, 12/19/2018	30,445	30,446
2.202%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018	44,735	44,734
2.056%, VAR ICE LIBOR USD 3 Month+-0.330%, 12/28/2018	35,735	35,735
2.121%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	38,935	38,929
2.191%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	65,345	65,345
2.169%, VAR ICE LIBOR USD 1 Month+-0.130%, 02/01/2019	49,095	49,095
2.194%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	135,000	135,000
2.170%, VAR ICE LIBOR USD 1 Month+-0.110%, 02/22/2019	71,405	71,397
2.166%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	42,730	42,730
2.151%, VAR ICE LIBOR USD 1 Month+-0.130%, 02/25/2019	10,000	9,998
2.181%, VAR ICE LIBOR USD 1 Month+-0.100%, 03/08/2019	100,000	100,000
2.161%, VAR ICE LIBOR USD 1 Month+-0.120%, 03/25/2019	87,345	87,345

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.061%, VAR ICE LIBOR USD 3 Month+-0.320%, 03/27/2019	$59,970	$59,970
2.090%, VAR ICE LIBOR USD 3 Month+-0.320%, 04/09/2019	36,140	36,115
2.159%, VAR ICE LIBOR USD 1 Month+-0.115%, 06/04/2019	58,135	58,135
2.174%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	23,955	23,951
2.190%, VAR ICE LIBOR USD 1 Month+-0.090%, 06/14/2019	108,320	108,320
2.178%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019	55,365	55,365
2.199%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/05/2019	75,000	75,000
2.207%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/11/2019	93,315	93,315
2.177%, VAR ICE LIBOR USD 1 Month+-0.105%, 07/19/2019	118,295	118,295
2.215%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	51,990	51,990
2.196%, VAR ICE LIBOR USD 1 Month+-0.085%, 09/09/2019	92,435	92,435
2.349%, VAR ICE LIBOR USD 3 Month+-0.160%, 10/29/2019	25,000	25,000
2.199%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	29,005	29,005
2.227%, VAR ICE LIBOR USD 1 Month+-0.060%, 02/24/2020	62,770	62,770
2.250%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	41,910	41,910
2.310%, VAR ICE LIBOR USD 3 Month+-0.140%, 04/20/2020	46,785	46,785
FHLB DN (A)
2.047%, 11/09/2018	110,080	110,030
2.195%, 11/20/2018	19,825	19,802
2.161%, 11/23/2018	79,760	79,655
2.120%, 11/28/2018	74,870	74,752
2.159%, 12/04/2018	12,615	12,590
2.116%, 12/05/2018	74,870	74,721
2.117%, 12/07/2018	12,970	12,943
2.233%, 01/02/2019	99,500	99,120
2.211%, 01/04/2019	64,170	63,921
2.270%, 01/09/2019	235,600	234,579
2.292%, 01/16/2019	100,430	99,947
2.297%, 01/18/2019	71,835	71,479
2.312%, 01/23/2019	116,840	116,221
2.318%, 01/25/2019	33,250	33,069
2.188%, 01/30/2019	40,270	40,052
2.271%, 02/11/2019	99,975	99,338
2.320%, 02/14/2019	73,055	72,565
2.274%, 03/06/2019	10,190	10,110
2.352%, 03/20/2019	55,580	55,081

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.353%, 03/22/2019	$35,985	$35,657
2.473%, 05/01/2019	52,705	52,058
FNMA
0.875%, 08/02/2019	52,188	51,508

Total U.S. Government Agency Obligations (Cost $3,959,185) ($ Thousands)		3,959,185

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bills (A)
2.044%, 11/15/2018	121,500	121,404
2.046%, 11/23/2018	66,445	66,362
2.107%, 12/27/2018	325,000	323,946
2.187%, 01/03/2019	125,000	124,524
2.163%, 01/17/2019	150,000	149,314
2.184%, 01/31/2019	125,000	124,318
2.204%, 02/07/2019	58,500	58,153
2.209%, 02/21/2019	60,000	59,592
2.460%, 05/02/2019	244,035	241,037
U.S. Treasury Notes
1.375%, 11/30/2018	10,285	10,282
1.500%, 01/31/2019	14,380	14,356
1.500%, 03/31/2019	65,000	64,791

Total U.S. Treasury Obligations (Cost $1,358,079) ($ Thousands)		1,358,079

REPURCHASE AGREEMENTS(B) — 30.5%
Barclays Bank PLC
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $100,006,083 (collateralized by U.S. Treasury obligation, ranging in par value $102,448,300, 3.000%%, 10/31/2025; with total market value $102,000,089)	100,000	100,000
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $150,009,125 (collateralized by various U.S. Treasury obligation, ranging in par value $8.000 - $145,120,000, 0.000% - 8.125%, 11/08/2018 - 05/15/2046; with total market value $152,262,976)	150,000	150,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
Citigroup Global
2.200%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $320,019,556 (collateralized by vaious U.S. Treasury obligations, ranging in par value $100 - $134,483,000, 0.125% - 2.500%, 03/31/2019 - 07/15/2024; with total market value $326,400,036)	$320,000	$320,000
Citigroup Global
2.220%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $9,000,555 (collateralized by various U.S. Treasury obligations, ranging in par value $503,300 - $8,653,100, 0.750% - 2.750%, 05/31/2023 - 07/15/2028; with total market value $9,180,078)	9,000	9,000
Credit Suisse AG
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $45,002,738 (collateralized by various U.S. Treasury obligation, ranging in par value $19,098,400 - $31,393,600, 1.500% - 1.375%, 06/30/2023 - 08/15/2026; with total market value $45,900,056)	45,000	45,000
Goldman Sachs
2.180%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $350,021,194 (collateralized by FFCB, FNMA,FHLMC, FHLB, TVA and U.S. Treasury obligation, ranging in par value $180,000 - $197,300,000, 0.000% - 4.060%, 01/30/2019 - 08/15/2044; with total market value $357,000,000)	350,000	350,000
Goldman Sachs
2.180%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $95,005,753 (collateralized by various U.S. Treasury obligations, ranging in par value $955,516, 0.000% - 1.000%, 02/15/2023 - 02/15/2048; with total market value $96,900,000)	95,000	95,000
J P Morgan
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $150,009,125 (collateralized by U.S. Treasury obligation, ranging in par value $180,864,205, 0.000%, 05/15/2024; with total market value $153,000,265)	150,000	150,000

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
Merrill Lynch
2.220%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $150,009,250 (collateralized by variosu GNMA obligations, ranging in par value $67,169,546 - $120,073,000, 3.500% - 4.500%, 12/15/2040 -04/20/2047; with total market value $154,080,093)	$150,000	$150,000
Mizuho Securitie
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $79,004,850 (collateralized by U.S. Treasury obligation, par value $80,731,400, 3.000%, 10/31/2025; with total market value $80,580,029)	79,000	79,000
MUFG Securities
2.180%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $280,016,956 (collateralized by various U.S. Treasury obligations, ranging in par value $4,167,600 - $48,560,400, 0.000% - 3.000%, 04/30/2019 - 05/15/2047; with total market value $285,600,015)	280,000	280,000
Natixis S.A.
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $65,003,990 (collateralized by FNMA,FHLMC, and U.S. Treasury obligations, ranging in par value $100 - $59,977,262, 0.000% - 4.000%, 12/31/2018 - 06/1/2048; with total market value $66,870,662)	65,000	65,000
Natixis S.A.
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $23,001,399 (collateralized by various U.S. Treasury obligations, ranging in par value $300 - $23,438,000, 0.000% - 2.875%, 04/11/2019 - 05/15/2043; with total market value $23,460,026)	23,000	23,000
TD Securities
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $300,018,417 (collateralized by FNMA and GNMA obligations, ranging in par value $22,240,550 - $300,000,000, 3.50% - 4.50%, 12/20/2040 - 05/01/2047; with total market value $307,008,520)	300,000	300,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
TD Securities
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $104,006,327 (collateralized by U.S. Treasury obligation, ranging in par value $109,104,500, 2.375%, 8/15/2024; with total market value $106,080,061)	$104,000	$104,000
The Bank of Nova
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $10,000,608 (collateralized by various U.S. Treasury obligation, ranging in par value $3,500 - $6,000,000, 0.125% - 3.000%, 06/30/2019 - 11/15/2044; with total market alue $10,200,643)	10,000	10,000

Total Repurchase Agreements (Cost $2,230,000) ($ Thousands)		2,230,000

Total Investments — 103.1% (Cost $7,547,264) ($ Thousands)		$7,547,264

Percentages are based on a Net Assets of $7,323,096 ($Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TVA — Tennessee Valley Authority

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 73.8%
FFCB
1.000%, 01/07/2019	$4,215	$4,206
2.174%, VAR ICE LIBOR USD 1 Month+-0.100%, 04/04/2019	6,840	6,840
2.196%, VAR ICE LIBOR USD 1 Month+-0.085%, 05/07/2019	29,000	28,999
2.231%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	20,870	20,870
2.282%, VAR ICE LIBOR USD 1 Month+0.000%, 06/19/2020	16,500	16,513
2.240%, VAR ICE LIBOR USD 1 Month+-0.050%, 08/17/2020	6,265	6,265
2.247%, VAR ICE LIBOR USD 1 Month+-0.040%, 09/11/2020	8,630	8,629
FFCB DN (A)
2.150%, 01/15/2019	18,930	18,846
2.446%, 06/17/2019	10,885	10,720
2.458%, 06/28/2019	7,535	7,414
2.575%, 07/22/2019	9,845	9,664
2.555%, 07/23/2019	6,080	5,969
2.459%, 08/15/2019	10,695	10,490
FHLB
2.191%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	29,060	29,060
2.130%, VAR ICE LIBOR USD 1 Month+-0.150%, 11/14/2018	17,405	17,405
2.150%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	15,000	15,000
2.157%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/16/2018	26,530	26,530
2.155%, VAR ICE LIBOR USD 1 Month+-0.125%, 11/20/2018	13,620	13,620
2.162%, VAR ICE LIBOR USD 1 Month+-0.120%, 12/19/2018	7,700	7,700
2.202%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018	12,485	12,485
2.185%, VAR ICE LIBOR USD 1 Month+-0.095%, 12/21/2018	17,000	17,000
2.121%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	11,065	11,063
2.190%, VAR ICE LIBOR USD 1 Month+-0.105%, 01/11/2019	17,350	17,350
2.191%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	15,470	15,470
2.165%, VAR ICE LIBOR USD 1 Month+-0.130%, 01/28/2019	10,580	10,580
2.194%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	15,000	15,000
2.166%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	11,135	11,135
2.161%, VAR ICE LIBOR USD 1 Month+-0.120%, 03/25/2019	17,000	17,000

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.061%, VAR ICE LIBOR USD 3 Month+-0.320%, 03/27/2019	$14,910	$14,910
2.090%, VAR ICE LIBOR USD 3 Month+-0.320%, 04/09/2019	7,135	7,130
2.174%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	6,510	6,509
2.190%, VAR ICE LIBOR USD 1 Month+-0.090%, 06/14/2019	23,120	23,120
2.178%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019	14,615	14,615
2.199%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/05/2019	17,000	17,000
2.177%, VAR ICE LIBOR USD 1 Month+-0.105%, 07/19/2019	30,645	30,645
2.200%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/22/2019	8,130	8,129
2.215%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	14,270	14,270
2.196%, VAR ICE LIBOR USD 1 Month+-0.085%, 09/09/2019	23,785	23,785
2.199%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	8,040	8,040
2.250%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	10,850	10,850
FHLB DN (A)
2.188%, 11/02/2018	34,425	34,423
2.192%, 11/07/2018	50,000	49,982
2.271%, 02/11/2019	25,885	25,720
2.047%, 11/09/2018	27,315	27,303
2.194%, 11/21/2018	27,820	27,786
2.161%, 11/23/2018	19,140	19,115
2.180%, 11/28/2018	101,880	101,714
2.159%, 12/04/2018	2,970	2,964
2.116%, 12/05/2018	19,110	19,072
2.117%, 12/07/2018	3,300	3,293
2.233%, 01/02/2019	23,365	23,276
2.211%, 01/04/2019	24,940	24,843
2.270%, 01/09/2019	49,780	49,564
2.292%, 01/16/2019	39,500	39,310
2.312%, 01/23/2019	24,315	24,186
2.318%, 01/25/2019	6,690	6,653
2.188%, 01/30/2019	9,730	9,677
2.320%, 02/14/2019	17,200	17,085
2.350%, 03/20/2019	13,370	13,250
2.388%, 03/21/2019	3,970	3,933
2.353%, 03/22/2019	9,015	8,933
2.473%, 05/01/2019	10,295	10,169

Total U.S. Government Agency Obligations (Cost $1,113,077) ($ Thousands)		1,113,077

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Government II Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bills (A)
2.130%, 11/01/2018	$67,655	$67,655
2.090%, 11/08/2018	26,000	25,989
2.086%, 11/15/2018	95,345	95,268
2.169%, 11/29/2018	50,000	49,916
2.136%, 12/20/2018	11,105	11,073
2.107%, 12/27/2018	20,875	20,807
2.123%, 01/10/2019	50,000	49,796
2.163%, 01/17/2019	55,000	54,748
2.184%, 01/31/2019	40,000	39,782
2.204%, 02/07/2019	14,405	14,319
2.209%, 02/21/2019	14,535	14,436
U.S. Treasury Notes
1.250%, 01/31/2019	855	853
1.125%, 01/31/2019	855	853

Total U.S. Treasury Obligations (Cost $445,495) ($ Thousands)		445,495

Total Investments — 103.4% (Cost $1,558,572) ($ Thousands)		$1,558,572

Percentages are based on a Net Assets of $1,508,006 ($Thousands).

(A)	The rate reported is the effective yield at time of purchase.

DN— Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of October 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 66.4%
U.S. Treasury Bills (A)
2.125%, 11/01/2018	$16,000	$16,000
2.090%, 11/08/2018	5,000	4,998
2.046%, 11/15/2018	3,500	3,497
2.169%, 11/29/2018	12,000	11,980
2.187%, 12/18/2018	2,000	1,994
2.143%, 12/27/2018	2,410	2,402
2.163%, 01/17/2019	675	672
2.184%, 01/31/2019	3,000	2,984
2.204%, 02/07/2019	1,795	1,784
2.335%, 03/21/2019	4,000	3,964
2.455%, 05/02/2019	3,000	2,963
U.S. Treasury Notes
1.375%, 11/30/2018	120	120
1.250%, 01/31/2019	55	55
1.125%, 01/31/2019	55	55
2.750%, 02/15/2019	3,000	3,004
1.125%, 02/28/2019	280	279
2.389%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	1,735	1,735
2.319%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	6,415	6,414
2.352%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	3,295	3,295
2.362%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	1,500	1,500

Total U.S. Treasury Obligations (Cost $69,695) ($ Thousands)		69,695

REPURCHASE AGREEMENTS(B) — 42.9%
Bank of Montreal
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $4,000,243 (collateralized by various U.S. Treasury obligations, ranging in par value $200 - $3,645,000, 0.000% - 5.250%, 12/06/2018 - 02/15/2042; with total market value $4,080,012)	4,000	4,000
Barclays Bank PLC
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,304 (collateralized by U.S. Treasury obligation, ranging in par value $5,122,500, 3.000%, 10/31/2025; with total market value $5,100,089)	5,000	5,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,304 (collateralized by various U.S. Treasury obligation, ranging in par value $300 - $4,336,400, 0.000% - 2.250%, 11/08/2018 - 4/30/2021; with total market value $5,100,087)	$5,000	$5,000
Citigroup Global
2.200%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $4,000,244 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $3,452,500, 0.625% - 4.750%, 01/15/2021 - 02/15/2041; with total market value $4,080,026)	4,000	4,000
Credit Suisse AG
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,304 (collateralized by various U.S. Treasury obligations, ranging in par value $800 - $5,401,800, 0.875% - 2.750%, 05/31/2020 - 02/15/2047; with total market value $5,100,013)	5,000	5,000
Goldman Sachs
2.180%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,303 (collateralized by various U.S. Treasury obligations, ranging in par value $33 - 12,294,000, 0.000% - 1.000%, 08/15/2032 - 05/15/2048; with total market value $5,100,000)	5,000	5,000
Merrill Lynch
2.200%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,306 (collateralized by U.S. Treasury obligation, ranging in par value $10,476,797, 0.000%, 02/15/2040; with total market value $5,100,000)	5,000	5,000
MUFG Securities
2.180%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $4,000,242 (collateralized by various U.S. Treasury obligations, ranging in par value $22,700 - $4,510,600, 2.000% - 2.750%, 08/15/2025 - 11/15/2047; with total market value $4,080,073)	4,000	4,000

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Treasury Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
Natixis S.A.
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,000,304 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $5,113,800, 0.000% - 6.625%, 04/11/2019 - 02/15/2045; with total market value $5,100,016)	$5,000	$5,000
TD Securities
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $1,000,061 (collateralized by U.S. Treasury obligation, ranging in par value $10,50,200, 2.250%, 01/31/2024; with total market value $1,020,007)	1,000	1,000
The Bank of Nova
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $2,000,122 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $2,073,900, 1.375% - 3.000%, 05/31/2020 - 11/15/2046; with total market value $2,040,145)	2,000	2,000

Total Repurchase Agreements (Cost $45,000) ($ Thousands)		45,000

Total Investments — 109.3% (Cost $114,695) ($ Thousands)		$114,695

Percentages are based on a Net Assets of $104,929 ($Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Tri-Party Repurchase Agreement.

PLC — Public Limited Company

VAR — Variable Rate

As of October 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Treasury II Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 133.3%
U.S. Treasury Bills (A)
2.104%, 11/01/2018	$193,825	$193,825
2.090%, 11/08/2018	25,235	25,224
2.085%, 11/15/2018	54,000	53,956
2.046%, 11/23/2018	13,000	12,983
2.169%, 11/29/2018	80,000	79,865
2.187%, 12/18/2018	30,000	29,915
2.212%, 12/26/2018	60,000	59,798
2.145%, 12/27/2018	11,185	11,148
2.187%, 01/03/2019	40,000	39,848
2.123%, 01/10/2019	17,000	16,931
2.163%, 01/17/2019	22,840	22,735
2.184%, 01/31/2019	10,000	9,945
2.204%, 02/07/2019	4,445	4,419
2.335%, 03/21/2019	17,000	16,847
2.455%, 05/02/2019	32,000	31,608
U.S. Treasury Notes
1.375%, 11/30/2018	820	820
1.125%, 01/31/2019	250	249
1.250%, 01/31/2019	250	249
2.454%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 01/31/2019	2,000	2,001
2.389%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	6,510	6,510
2.374%, VAR US Treasury 3 Month Bill Money Market Yield+0.060%, 07/31/2019	5,645	5,649
2.314%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	12,000	12,002
2.319%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	20,895	20,886
2.352%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	15,850	15,851
2.362%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	6,000	6,000

Total U.S. Treasury Obligations (Cost $679,264) ($ Thousands)		679,264

Total Investments in Securities — 133.3% (Cost $679,264) ($ Thousands)		$679,264

Percentages are based on a Net Assets of $509,543 ($Thousands).
(A)	The rate reported is the effective yield at time of purchase.

VAR — Variable Rate

As of October 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 45.4%

Communication Services — 1.9%
AT&T
5.200%, 03/15/2020	$1,085	$1,112
3.316%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	700	706
Comcast
3.300%, 10/01/2020	1,730	1,729
Discovery Communications LLC
3.048%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	490	492
2.200%, 09/20/2019	150	148
Verizon Communications
2.684%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,520	1,522

		5,709

Consumer Discretionary — 2.0%
AutoZone
1.625%, 04/21/2019	465	462
BMW US Capital LLC
2.835%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	1,390	1,389
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.390%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	804
General Motors
3.143%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	601
General Motors Financial
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	452
3.258%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	525
Hyundai Capital America
3.348%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	452
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	297
Nissan Motor Acceptance MTN
2.776%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	500

		6,142

Consumer Staples — 2.9%
BAT Capital
2.909%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	1,600	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Conagra Brands
3.219%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	$750	$750
Constellation Brands
2.000%, 11/07/2019	525	519
Kraft Heinz Foods
3.161%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	550	552
Kroger MTN
1.500%, 09/30/2019	800	788
Molson Coors Brewing
1.450%, 07/15/2019	775	766
Mondelez International
3.119%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,905	1,911
3.061%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	450	451
Philip Morris International
2.732%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,660

		9,002

Energy — 1.6%
Anadarko Petroleum
8.700%, 03/15/2019	350	357
6.950%, 06/15/2019	235	241
Andeavor Logistics
5.500%, 10/15/2019	250	255
Equinor
2.803%, VAR ICE LIBOR USD 3 Month+0.460%, 11/08/2018	550	550
Petroleos Mexicanos
6.000%, 03/05/2020	550	557
Phillips 66
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	366
Shell International Finance BV
2.684%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,170	1,173
1.375%, 05/10/2019	800	794

		4,913

Financials — 27.8%
ABN AMRO Bank
3.085%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,145	1,146
2.881%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	751

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AIG Global Funding
2.878%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	$775	$776
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	885	876
Alimentation Couche-Tard
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,070	1,070
American Express
2.837%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	451
American Express Credit
2.887%, VAR ICE LIBOR USD 3 Month+0.550%, 03/18/2019	300	300
American Express Credit MTN
2.200%, 03/03/2020	1,560	1,539
American Honda Finance MTN
3.135%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,290	1,293
1.700%, 02/22/2019	650	648
Assurant
3.624%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	465	466
Bank of America
3.476%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	750	751
Bank of America MTN
5.625%, 07/01/2020	2,065	2,143
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	635
3.629%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	406
Bank of Montreal MTN
2.774%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,335	1,341
Bank of Nova Scotia
3.266%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,085	1,086
2.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	378
2.125%, 09/11/2019	1,065	1,058
BB&T MTN
3.201%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	350	350
2.904%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	402
BPCE MTN
3.530%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	252
Branch Banking & Trust
2.886%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.450%, 05/10/2019	$590	$586
Canadian Imperial Bank of Commerce
2.874%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,501
2.843%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	980	983
2.100%, 10/05/2020	1,075	1,051
Capital One
3.670%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	503
3.099%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	500	502
Capital One Financial
3.098%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	670	673
Citibank
2.834%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	375	377
2.688%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	1,950	1,949
Citigroup
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	700	702
2.650%, 10/26/2020	385	379
Citizens Bank
3.121%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	550
2.881%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	702
2.861%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	551
Commonwealth Bank of Australia
2.983%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	754
Compass Bank
3.061%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	501
Cooperatieve Rabobank
3.244%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	810
Cooperatieve Rabobank UA
2.938%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	752
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	960
CSABS
3.420%, 07/25/2024	221	220
Daimler Finance North America LLC
3.148%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,345	1,349
1.500%, 07/05/2019 (A)	750	742

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
2.903%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	$600	$600
Danske Bank MTN
2.831%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	499
Deutsche Bank NY
3.406%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	547
DNB Bank
2.768%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	550	551
Fifth Third Bank
2.971%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,625	1,629
2.770%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
3.656%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	346
3.164%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	500
1.897%, 08/12/2019	350	346
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,300	1,299
Goldman Sachs Group
3.618%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	757
3.484%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	532
HSBC Bank
4.125%, 08/12/2020 (A)	1,445	1,465
HSBC Holdings
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	451
2.922%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	640	641
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	652
2.200%, 11/06/2018	1,510	1,510
ING Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	300	301
ING Groep
3.536%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	406
International Bank for Reconstruction & Development
2.400%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	2,300	2,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo NY
3.079%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	$300	$300
Jackson National Life Global Funding
3.111%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	379
2.811%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,345	1,350
JPMorgan Chase
4.400%, 07/22/2020	1,370	1,393
3.432%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	504
3.139%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	600	601
2.877%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	551
KeyBank
3.120%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	758
2.350%, 03/08/2019	250	250
Manufacturers & Traders Trust
2.932%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	451
2.760%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	1,000
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	795	778
Morgan Stanley
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	480
3.337%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	625	626
3.119%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	910	911
National Bank of Canada MTN
2.894%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,075	1,080
New York Life Global Funding
2.877%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	602
2.569%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	665	665
PNC Bank
2.719%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,049
2.682%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	501
1.450%, 07/29/2019	350	346
Protective Life Global Funding
1.722%, 04/15/2019 (A)	355	353

SEI Daily Income Trust / Quarterly Report / October 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services
2.926%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	$550	$549
Regions Bank
2.838%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	450
Santander UK
2.941%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	527
Standard Chartered
3.558%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	525	525
Sumitomo Mitsui Banking
2.960%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	650	651
2.799%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
SunTrust Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,841
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	445
Svenska Handelsbanken MTN
2.813%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	400	401
2.782%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	528
Synchrony Financial
3.578%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	604
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	1,420	1,411
Toronto-Dominion Bank MTN
2.761%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,400	1,404
1.450%, 08/13/2019	550	544
Toyota Motor Credit MTN
2.885%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	401
UBS MTN
2.959%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	450	452
2.200%, 06/08/2020 (A)	1,265	1,241
US Bancorp MTN
2.890%, VAR ICE LIBOR USD 3 Month+0.400%, 04/25/2019	400	400
US Bank
3.150%, 04/26/2021	1,500	1,494
1.400%, 04/26/2019	350	347
Wells Fargo
3.597%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.973%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	$650	$653
2.660%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	720	719
2.600%, 07/22/2020	1,515	1,495
Westpac Banking
3.059%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	325	325

		84,794

Health Care — 3.7%
Amgen
2.788%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	451
2.661%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,035	1,036
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	423
3.003%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	775	775
Becton Dickinson
3.261%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	375	375
Cardinal Health
3.104%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	774
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	437
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	820	823
Dignity Health
2.637%, 11/01/2019	1,260	1,252
Gilead Sciences
2.588%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,535	1,536
Halfmoon Parent
3.200%, 09/17/2020 (A)	1,965	1,955
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	375	375
Teva Pharmaceutical Finance Netherlands III
1.700%, 07/19/2019	675	662
UnitedHealth Group
2.506%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		11,373

Industrials — 2.5%
Air Lease
2.125%, 01/15/2020	300	295

4	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aviation Capital Group LLC
3.190%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	$570	$572
Caterpillar Financial Services MTN
2.646%, VAR ICE LIBOR USD 3 Month+0.280%, 03/22/2019	375	375
Equifax
3.184%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	765	770
Fortive
1.800%, 06/15/2019	31	31
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,215	1,179
General Dynamics
2.875%, 05/11/2020	1,255	1,250
Glencore Funding LLC
3.796%, VAR ICE LIBOR USD 3 Month+1.360%, 01/15/2019	450	450
2.500%, 01/15/2019 (A)	300	300
Honeywell International
2.800%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	802
John Deere Capital MTN
2.350%, 01/08/2021	445	437
PACCAR Financial MTN
1.300%, 05/10/2019	160	159
United Technologies
2.965%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	376
2.891%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	601

		7,597

Information Technology — 0.8%
Broadcom
2.375%, 01/15/2020	800	791
DXC Technology
2.875%, 03/27/2020	400	396
Hewlett Packard Enterprise
3.059%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
2.100%, 10/04/2019 (A)	800	792

		2,354

Materials — 0.3%
Air Liquide Finance
1.375%, 09/27/2019 (A)	400	394
International Flavors & Fragrances
3.400%, 09/25/2020	245	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Syngenta Finance
3.698%, 04/24/2020 (A)	$450	$448

		1,087

Real Estate — 0.1%
Boston Properties
5.875%, 10/15/2019	400	408

Utilities — 1.8%
American Electric Power
2.150%, 11/13/2020	450	439
Consolidated Edison of New York
2.773%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,260	1,265
DTE Energy
1.500%, 10/01/2019	435	428
Emera US Finance
2.150%, 06/15/2019	165	164
Sempra Energy
2.686%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	1,705	1,705
1.625%, 10/07/2019	850	838
Southern
2.802%, VAR ICE LIBOR USD 3 Month+0.490%, 02/14/2020 (A)	525	525

		5,364

Total Corporate Obligations (Cost $138,838) ($ Thousands)		138,743

ASSET-BACKED SECURITIES — 28.3%
Automotive — 10.5%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	325	325
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl A
2.720%, 03/10/2021 (A)	220	219
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	291	291
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl C
2.180%, 06/08/2020	16	16
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	775	776
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	55	55

SEI Daily Income Trust / Quarterly Report / October 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	$48	$48
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	345	344
Americredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
2.860%, 11/18/2021	460	459
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	273	271
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	359	358
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	238	237
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
3.280%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	326	326
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	227	225
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	277	274
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.620%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	735	735
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	332	328
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.620%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,320	1,320
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	325	324
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.650%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	525	525
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	489	487
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	91	91
CPS Auto Receivables Trust, Ser 2016-A, Cl B
3.340%, 05/15/2020	91	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	$28	$28
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	78	78
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	410	410
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	73	73
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	258	258
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	500	496
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	250	247
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	790	789
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	220	220
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	855	853
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (A)	450	449
DT Auto Owner Trust, Ser 2018-1A, Cl A
2.590%, 05/17/2021 (A)	265	265
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	1,755	1,755
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	665	665
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	221	220
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	176	174
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	290	289
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	126	126
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	476	475
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (A)	32	32

6	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	$62	$62
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	181	181
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	62	62
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	225	224
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	404	404
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (A)	930	927
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	695	685
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	444
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1
2.070%, 05/15/2022	1,243	1,221
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	243	243
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	437	435
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	395	395
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	24	24
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	382	381
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	12	12
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,465	1,430
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	391
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
2.600%, VAR LIBOR USD 1 Month+0.320%, 10/17/2022	1,225	1,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (A)	$2	$2
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	925	919
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	695	694
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,498	1,500
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	461	461
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	446
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.030%, 02/15/2022	220	220
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	1,325	1,311
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	85	85
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	274	273
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	421	419
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	36	36
United Auto Credit Securitization Trust, Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	156	156
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	300	299
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	12	12
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	101	100
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	350	349

		32,057

SEI Daily Income Trust / Quarterly Report / October 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)

Credit Card — 5.0%

American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.650%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	$1,000	$1,002
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	303
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
2.730%, VAR ICE LIBOR USD 1 Month+0.450%, 02/15/2022	800	801
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.680%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	735	738
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	1,700	1,684
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/2022	1,395	1,378
CARDS II Trust, Ser 2017-1A, Cl A
2.650%, VAR ICE LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	865	866
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	494
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	2,205	2,166
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
2.820%, VAR ICE LIBOR USD 1 Month+0.540%, 09/15/2021	1,850	1,853
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	643
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	335	331
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	525	517
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	1,825	1,820
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	772	764

		15,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)

Miscellaneous Business Services — 12.5%

Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	$465	$453
ALM VI, Ser 2018-6A, Cl A1B3
3.636%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	600	599
ALM XVII, Ser 2018-17A, Cl A1AR
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	725
Apidos CLO XII, Ser 2018-12A, Cl AR
3.516%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	599
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	179	178
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	404	399
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	200	199
Carlyle Global Market Strategies, Ser 2018-1A, Cl A1R2
3.419%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	646
Carlyle Global Market Strategies, Ser 2018-2A, Cl A1R
3.289%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	750	749
CIFC Funding, Ser 2017-1A, Cl A1R
3.686%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	486
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	249	247
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	920	916
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.530%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	480
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	14	14
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
3.211%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	283	284
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	375	375
DLL LLC, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	740	739

8	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	$129	$128
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021 (A)	190	189
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	162	162
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	361	361
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.591%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	257	257
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	47	47
KKR, Ser 2018-21, Cl A
3.436%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	462
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.729%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	260	261
Magnetite VII, Ser 2018-7A, Cl A1R2
3.236%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	794
Magnetite VIII, Ser 2018-8A, Cl AR2
3.416%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	683
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	108	107
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	195	194
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	214	213
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	457	445
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	223	223
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	58	58
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	350	345
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	124	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	$167	$167
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	227	226
Navient Student Loan Trust, Ser 2016-6A, Cl A1
2.761%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	25	25
New Residential Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	300	298
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	602	598
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	358	356
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.960%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	938
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	298	296
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	142	141
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	194	191
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	1,415	1,412
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.599%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	482	482
OCP CLO, Ser 2016-2A, Cl A1R
3.710%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	232	232
OCP CLO, Ser 2017-8A, Cl A1R
3.299%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	500	500
Octagon Investment Partners 24, Ser 2017-1A, Cl A1R
3.212%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	725	724
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
3.468%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	740	741

SEI Daily Income Trust / Quarterly Report / October 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	$185	$186
OZLM VII, Ser 2018-7RA, Cl A1R
3.459%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	590	589
OZLM XII, Ser 2018-12A, Cl A1R
3.570%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	400	399
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	149	147
Pretium Mortgage Credit Partners, Ser 2017-NPL5, Cl A1
3.327%, 12/30/2032 (A)(B)	175	174
Pretium Mortgage Credit Partners, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	383	380
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	93	93
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	305	304
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	286	283
Regional Management Issuance, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	290	289
Shackleton, Ser 2018-6RA, Cl A
3.356%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	500	495
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	126	126
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.990%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	150	151
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.580%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	276	276
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.610%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	269	268
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	481	481
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.190%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	687	702
SLM Student Loan Trust, Ser 2008-9, Cl A
3.990%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	698	710

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)	$465	$464
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	488	486
Sofi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	490	488
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	138	138
Sofi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	235	234
Sofi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	271	270
Sofi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	220	219
Sofi Professional Loan Program, Ser 2017-A, Cl A1
2.981%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	160	161
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,150	1,146
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	600	600
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, Cl A1
4.016%, 05/16/2023 (A)	673	669
Symphony CLO VIII, Ser 2014-8A, Cl BR
4.027%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	122	122
Symphony CLO XV, Ser 2017-15A, Cl AR
3.629%, VAR ICE LIBOR USD 3 Month+1.180%, 10/17/2026 (A)	223	223
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	81	80
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	82	81
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	69	68
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	172	167
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	274	265

10	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	$573	$558
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	323	316
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	253	245
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.887%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	511	511
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	232	226
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	164	160
Treman Park CLO, Ser 2018-1A, Cl ARR
3.350%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	550
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	136	135
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	573	571
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	365	363
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	186
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	116	115
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	419	416
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (A)	353	353
Voya CLO, Ser 2017-3A, Cl A1R
3.210%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	582	582
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
3.386%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	600	598

		38,286

Mortgage Related — 0.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.961%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	98	98
Aegis Asset-Backed-Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.001%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	114	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
3.301%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	$64	$64
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	614	615

		891

Total Asset-Backed Securities (Cost $86,914) ($ Thousands)		86,594

MORTGAGE-BACKED SECURITIES — 9.7%

Agency Mortgage-Backed Obligations — 2.2%
FHLMC
5.000%, 06/01/2026	121	123
4.184%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 02/01/2022	13	14
4.033%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.078%, 02/01/2030	39	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	59	59
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	230	224
FNMA
6.000%, 01/01/2027	15	16
5.000%, 03/01/2025 (C)	235	242
5.000%, 05/01/2019 to 03/01/2025	131	135
4.224%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	3	3
4.219%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	44	45
4.195%, VAR ICE LIBOR USD 6 Month+1.770%, 09/01/2024	17	17
3.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	9	9
3.476%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	3	3
3.366%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.967%, 11/01/2023	6	6
3.328%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	4	4
3.000%, 12/01/2030	1,298	1,274
1.900%, 10/01/2019	350	349

SEI Daily Income Trust / Quarterly Report / October 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	$11	$11
FNMA REMIC, Ser 2001-33, Cl FA
2.731%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	11	11
FNMA REMIC, Ser 2002-64, Cl FG
2.537%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	8	8
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	526	530
FNMA, Ser 2017-M13, Cl FA
2.565%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	372	371
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(B)	920	936
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.358%, 05/25/2045 (A)(B)	120	120
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.358%, 05/25/2045 (A)(B)	840	835
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.021%, 10/25/2047 (A)(B)	210	207
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.607%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	350	350
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	68	67
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.729%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	254	254
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.729%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	182	183
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
2.679%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	50	50
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.687%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	109	109

		6,605

Non-Agency Mortgage-Backed Obligations — 7.5%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	189	185
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	352	353
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	41	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	$147	$146
BABSN, Cl A1
3.319%, 07/20/2029	372	371
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.249%, 07/25/2035 (B)	91	85
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.234%, 11/25/2035 (B)	11	11
BBCMS Mortgage Trust, Ser DELC, Cl A
3.130%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	800
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.205%, 06/25/2035 (B)	51	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.370%, 08/25/2035 (B)	110	110
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
3.030%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	340	340
BX Trust, Ser MCSF, Cl A
2.856%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	468
CGDBB Commercial Mortgage Trust, Ser BIOC, Cl A
3.070%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	450	450
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	583	575
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.514%, 09/25/2034 (B)	22	22
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.040%, 03/25/2036 (B)	92	88
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	342	338
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	166	166
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	60	59
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	149	148
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	188	187
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	526	524

12	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	$119	$119
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	144	144
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	423	421
Countrywide Home Loans, Ser 2004-29, Cl 1A1
2.821%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	14	13
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.687%, 02/20/2036 (B)	85	77
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	62	62
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	140	138
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	160	158
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	201	200
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	480	477
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	664	664
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.962%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	677	665
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.681%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	1	2
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.931%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	101	102
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.087%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	575	609
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.481%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,474	1,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.820%, 05/25/2048 (A)(B)	$408	$406
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	379	379
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.231%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	26	26
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.431%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	288	289
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
2.831%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	465	465
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.977%, 11/19/2035 (B)	115	110
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	51	51
GS Mortgage Securities II, Ser GC30, Cl A2
2.726%, 05/10/2050	275	273
GS Mortgage Securities Trust, Ser 500K, Cl A
2.980%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	415
GS Mortgage Securities Trust, Ser GC28, Cl A2
2.898%, 02/10/2048	210	209
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.180%, 07/25/2035 (B)	142	126
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.865%, 05/25/2037 (B)	126	112
Holmes Master Issuer, Ser 2018-1A, Cl A1
2.650%, VAR ICE LIBOR USD 1 Month+0.370%, 01/15/2019 (A)	243	243
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.041%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	43	42
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.801%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	45	45
Impac CMB Trust, Ser 2005-3, Cl A1
2.761%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	41	39
Impac CMB Trust, Ser 2005-5, Cl A1
2.921%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	32	32

SEI Daily Income Trust / Quarterly Report / October 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
2.801%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	$110	$106
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A2
2.949%, 11/15/2047	530	528
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	535	531
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,011	1,005
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	200	200
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	91	91
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C13, Cl A2
2.665%, 01/15/2046	31	31
JPMorgan Mortgage Trust, Ser 2005-A6,Cl 7A1
4.371%, 08/25/2035 (B)	55	53
JPMorgan Mortgage Trust, Ser 2007-A3,Cl 1A1
3.878%, 05/25/2037 (B)	75	67
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.966%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	426	427
LSTAR Securities Investment, Ser 2017-7, Cl A
0.040%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	66	66
LSTAR Securities Investment, Ser 2017-8, Cl A
0.039%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	155	155
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
2.551%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	18	18
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.990%, 06/25/2037 (B)	106	86
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	193	187
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	142	139
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	155	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	$360	$362
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A2
2.849%, 06/15/2047	661	660
Morgan Stanley Capital I Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	108	105
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	13	12
MortgageIT Trust, Ser 2005-5, Cl A1
2.541%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	126	125
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	287	288
OBX Trust, Ser 2018-1, Cl A2
2.931%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	87	86
Paragon Mortgages No. 12, Ser 2006-12A, Cl A2C
2.534%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	87	83
Paragon Mortgages No. 15, Ser 2007-15A, Cl A2C
2.554%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	206	198
RFMSI Series Trust, Ser 2007-SA3, Cl 2A1
5.027%, 07/27/2037 (B)	104	92
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.820%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	12	12
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	474	479
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	468	464
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	165	163
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	519	517
WaMu Mortgage Pass-Through Certificates,Ser 2006-AR2, Cl 1A1
3.458%, 03/25/2036 (B)	161	157
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.895%, 01/25/2035 (B)	45	45
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.219%, 07/25/2036 (B)	88	88

14	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	$267	$266
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	734	733

		22,895

Total Mortgage-Backed Securities (Cost $29,814) ($ Thousands)		29,500

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Notes
2.125%, 08/31/2020	7,460	7,360
1.500%, 10/31/2019	6,945	6,861
1.375%, 10/31/2020	3,100	3,009
1.125%, 12/31/2019	2,970	2,915
1.125%, 04/30/2020	2,350	2,291
0.750%, 02/15/2019	3,765	3,748

Total U.S. Treasury Obligations (Cost $26,430) ($ Thousands)		26,184

MUNICIPAL BONDS — 3.5%
Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	965	965

California — 0.5%
California State, GO Callable 10/01/2021 @ 100
3.041%, 04/01/2047 (D)	775	779
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	625

		1,404

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	398

Idaho — 0.3%
Idaho State, Housing & Finance Association, Ser A, RB Callable 11/07/2018 @ 100
2.220%, 07/01/2041 (D)	805	805

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.1%
Illinois State, GO
5.363%, 02/01/2019	$330	$332

Michigan — 0.1%
Genesee, GO Callable 11/13/2018 @ 100
2.856%, 10/01/2019 (D)	299	299

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser B, RB Callable 10/31/2018 @ 100
2.290%, 11/01/2020 (D)	1,350	1,350

New Jersey — 0.5%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	810	810
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	715	711

		1,521

New York — 0.4%
New York State, Housing Finance Agency, Ser B, RB Callable 10/31/2018 @ 100
2.250%, 11/01/2048 (D)(E)	1,100	1,100

Pennsylvania — 0.5%
Erie, Water Authority, Ser C, RB
2.400%, 12/01/2018	1,195	1,194
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	364

		1,558

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A
2.966%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	315	315

Wisconsin — 0.2%
Franklin, GO Callable 12/03/2018 @ 100
2.500%, 03/01/2019	675	675

SEI Daily Income Trust / Quarterly Report / October 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser F, RB Callable 10/31/2018 @ 100
2.250%, 05/01/2030 (D)	$25	$25

		700

Total Municipal Bonds (Cost $10,756) ($ Thousands)		10,747

COMMERCIAL PAPER (A) — 1.8%
Bayerische Landesbank
2.355%, 11/08/2018	450	450
New Jersey Natural Gas
2.401%, 11/05/2018	1,000	1,000
Questar Gas
2.466%, 11/08/2018	1,250	1,249
2.443%, 11/06/2018	1,200	1,200
South Jersey Gas
2.451%, 11/05/2018	1,600	1,599

Total Commercial Paper (Cost $5,498) ($ Thousands)		5,498

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FNMA
2.340%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	775	775
2.250%, VAR United States Secured Overnight Financing Rate+0.070%, 10/30/2019	775	775

Total U.S. Government Agency Obligations (Cost $1,551) ($ Thousands)		1,550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 1.9%
BNP Paribas
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,700,350 (collateralized by FMAC, FNMA, GNMA, and U.S. Treasury obligations, ranging in par value $100 - $1,561,000, 1.380% - 7.000%, 09/30/2020 - 10/01/1948; total market value $5,814,031) (F)	$5,700	$5,700

Total Repurchase Agreement (Cost $5,700) ($ Thousands)		5,700

Total Investments in Securities – 99.7% (Cost $305,501) ($ Thousands)		$304,516

16	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Ultra Short Duration Bond Fund (Continued)

A list of the open futures contracts held by the fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(15)	Dec-2018	$(1,801)	$(1,777)	$24
U.S. 2-Year Treasury Notes	23	Dec-2018	4,860	4,845	(15)
U.S. 5-Year Treasury Notes	(1)	Dec-2018	(113)	(112)	1
U.S. Long Treasury Bonds	(1)	Dec-2018	(144)	(138)	6

			$2,802	$2,818	$16

Percentages are based on Net Assets of $305,382 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2018, the value of these securities amounted to $107,735 ($ Thousands), representing 35.28% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

FDIC – Federal Deposit Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Federal Mortgage Acceptance Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GNMA – Government National Mortgage Association

GMAC – General Motors Acceptance Corporation

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

NCUA – National Credit Union Association

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – United States Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$138,743	$–	$138,743
Asset-Backed Securities	–	86,594	–	86,594
Mortgage-Backed Securities	–	29,500	–	29,500
U.S. Treasury Obligations	–	26,184	–	26,184
Municipal Bonds	–	10,747	–	10,747
Commercial Paper	–	5,498	–	5,498
U.S. Government Agency Obligations	–	1,550	–	1,550
Repurchase Agreement	–	5,700	–	5,700

Total Investments in Securities	$–	$304,516	$–	$304,516

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$31	$—	$—	$31
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$16	$—	$—	$16

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

Amounts designated as “–“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 64.5%
Agency Mortgage-Backed Obligations — 64.5%
FHLMC
4.500%, 09/01/2020 to 12/01/2039	$5,941	$6,129
4.458%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.256%, 07/01/2024	7	7
4.248%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.232%, 06/01/2024	10	11
4.182%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.291%, 06/01/2024	9	9
4.160%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.257%, 04/01/2029	13	13
4.000%, 06/01/2044	432	433
3.897%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.178%, 12/01/2023	377	389
3.685%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 04/01/2019	1	1
3.636%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.220%, 05/01/2024	10	10
3.635%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.137%, 12/01/2023	26	26
3.603%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 05/01/2019	1	1
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.125%, 11/01/2020	1	1
3.000%, 11/01/2036 to 12/01/2046	23,530	22,440
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	314	359
FHLMC REMIC, Ser 2003-2571, Cl FY
3.030%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	4,721	4,811
FHLMC REMIC, Ser 2006-3148, Cl CF
2.680%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	205	206
FHLMC REMIC, Ser 2006-3174, Cl FA
2.580%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,322	1,320
FHLMC REMIC, Ser 2006-3219, Cl EF
2.680%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	3,030	3,026
FHLMC REMIC, Ser 2007-3339, Cl HF
2.800%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	3,675	3,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	$1,722	$1,773
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	99	97
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	620	55
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,078	92
FHLMC REMIC, Ser 2012-4030, Cl FD
2.630%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	11,146	11,134
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	1,761	111
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,576	81
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,512	107
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,768	160
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	825	58
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	984	119
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	648	51
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,882	165
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	1,084	83
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	964	89
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	3,708	3,649
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	3,522	370
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	11,684	11,348
FHLMC REMIC, Ser 2015-4484, Cl CI
4.000%, 07/15/2030	2,520	274
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,449	288
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,733	1,697
FHLMC REMIC, Ser 3153, Cl FX
2.630%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	77	77
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	3,302	302
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	5,682	5,656

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser KGRP, Cl A
2.641%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	$1,143	$1,145
FNMA
7.000%, 06/01/2037	6	6
6.500%, 05/01/2026 to 01/01/2036	159	174
6.000%, 02/01/2023 to 09/01/2024	1,249	1,291
5.500%, 12/01/2020 to 06/01/2038	367	390
5.300%, 07/01/2019	159	160
5.240%, 07/01/2019	610	615
5.000%, 03/01/2019 to 08/01/2019	6	6
4.580%, 01/01/2021	2,761	2,802
4.545%, 02/01/2020	355	360
4.500%, 08/01/2021 to 08/01/2044	2,165	2,343
4.380%, 04/01/2021	4,535	4,641
4.330%, 04/01/2021 to 07/01/2021	3,729	3,818
4.302%, 07/01/2021	361	369
4.295%, 06/01/2021	3,502	3,579
4.230%, 01/01/2021	4,428	4,507
4.224%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	10	10
4.219%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	208	213
4.210%, 07/01/2020	655	665
4.141%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.246%, 08/01/2029	138	143
4.066%, 07/01/2020	2,475	2,507
4.050%, 01/01/2021	1,000	1,015
4.040%, 06/01/2021	10,956	11,131
4.000%, 05/01/2026 to 04/01/2042	2,524	2,560
3.990%, 07/01/2021	221	224
3.980%, 07/01/2021 to 08/01/2021	8,882	9,014
3.970%, 06/01/2021	1,890	1,917
3.890%, 10/01/2023	845	856
3.880%, 12/01/2020	87	88
3.870%, 01/01/2024	838	852
3.855%, VAR ICE LIBOR USD 6 Month+1.601%, 08/01/2027	75	76
3.850%, 01/01/2024	561	570
3.840%, 08/01/2021	6,533	6,628
3.810%, 11/01/2023	93	94
3.794%, 12/01/2020	5,194	5,247
3.770%, 09/01/2021	100	101
3.765%, 12/01/2025	7,800	7,849
3.750%, 06/01/2022 to 09/01/2023	3,213	3,249
3.730%, 07/01/2022	2,192	2,214
3.700%, 11/01/2020	807	814
3.650%, 11/01/2021 to 08/01/2023	3,459	3,490
3.620%, 09/01/2020	6,711	6,755
3.590%, 10/01/2020	179	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.879%, 12/01/2029	$58	$59
3.510%, 11/01/2021	1,053	1,058
3.500%, 02/01/2045	2,785	2,723
3.490%, 12/01/2020	6,186	6,212
3.470%, 11/01/2020	155	155
3.400%, 03/01/2022	3,524	3,523
3.330%, 10/01/2020	1,724	1,726
3.265%, 01/01/2022	846	848
3.250%, 12/01/2021	1,232	1,230
3.230%, 11/01/2020	3,073	3,071
3.150%, 01/01/2027	1,495	1,451
3.070%, 06/01/2027	970	925
3.017%, 04/01/2022	267	265
3.000%, 11/25/2026 to 02/01/2031	575	567
2.960%, 01/01/2027	1,262	1,211
2.940%, 06/01/2022	684	675
2.930%, 05/01/2022 to 01/01/2027	6,314	6,052
2.830%, 06/01/2022	175	172
2.740%, 04/01/2022	165	162
2.630%, 02/01/2019	4,382	4,371
2.580%, 08/01/2022	2,194	2,139
2.540%, 03/01/2023	628	610
2.450%, 11/01/2022	400	387
2.431%, VAR LIBOR USD 1 Month+0.350%, 01/01/2023	2,202	2,202
2.410%, 07/01/2021	140	137
2.360%, 04/01/2022	4,600	4,458
2.230%, 11/01/2023	4,486	4,263
2.220%, 10/01/2022	2,173	2,087
2.150%, 05/01/2022	4,622	4,450
2.110%, 01/01/2020	3,695	3,665
2.050%, 11/01/2023	1,277	1,206
1.970%, 11/01/2023	12,735	11,963
1.750%, 04/01/2019 to 06/01/2020	8,105	7,936
1.690%, 12/01/2019	2,000	1,967
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	2,393	2,203
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,846	167
FNMA REMIC, Ser 1992-61, Cl FA
2.931%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	22	22
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	9	10
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	5	5
FNMA REMIC, Ser 1994-77, Cl FB
3.781%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	2	2

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2002-53, Cl FK
2.681%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	$50	$50
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	27	27
FNMA REMIC, Ser 2006-76, Cl QF
2.681%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	385	385
FNMA REMIC, Ser 2006-79, Cl DF
2.631%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	330	331
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	433	463
FNMA REMIC, Ser 2007-64, Cl FB
2.651%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,482	2,486
FNMA REMIC, Ser 2008-16, Cl FA
2.981%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	2,140	2,173
FNMA REMIC, Ser 2009-110, Cl FD
3.031%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	6,812	6,918
FNMA REMIC, Ser 2009-112, Cl FM
3.031%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	4,230	4,289
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,675	1,728
FNMA REMIC, Ser 2010-56, Cl AF
2.831%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	4,699	4,747
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,877	179
FNMA REMIC, Ser 2012-27, Cl PI
4.500%, 02/25/2042	5,976	725
FNMA REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	612	59
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	6,380	601
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.464%, 05/25/2042 (A)	432	49
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,162	116
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	2,698	195
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,026	86
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	2,976	244
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	3,120	580

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-121, Cl FA
2.681%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	$31,293	$31,376
FNMA REMIC, Ser 2013-130, Cl FQ
2.481%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	5,867	5,820
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.482%, 08/25/2044 (A)	4,359	207
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.575%, 04/25/2055 (A)	2,747	127
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.738%, 06/25/2055 (A)	3,337	167
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,613	2,572
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,153	175
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	602	65
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,304	115
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	1,001	232
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	2,170	515
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	6,498	6,463
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	6,759	6,753
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	6,877	6,837
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	5,089	5,048
FNMA TBA
6.000%, 11/01/2037	2,200	2,365
3.500%, 11/01/2040	12,273	11,945
3.000%, 11/15/2042	6,100	5,770
FNMA, Ser 2017-M13, Cl FA
2.565%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	2,943	2,939
FNMA, Ser 2017-M5, Cl FA
2.655%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	3,313	3,323
FNMA, Ser 2018- M12, Cl FA
2.469%, VAR LIBOR USD 1 Month+0.400%, 08/25/2025	2,139	2,135
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	8,110	8,129
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.607%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	11,090	11,090

SEI Daily Income Trust / Quarterly Report / October 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
6.500%, 08/15/2037 to 02/20/2039	$270	$295
6.000%, 09/15/2019 to 06/15/2041	5,826	6,288
5.500%, 10/15/2034 to 02/15/2041	2,333	2,486
5.000%, 09/15/2039 to 04/15/2041	1,412	1,493
4.000%, 07/15/2041 to 03/20/2047	3,093	697
GNMA TBA
6.000%, 11/01/2033	1,600	1,712
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	3,534	865
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,412	341
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	2,968	2,929
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	1,174	1,174
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	4,458	833
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	1,170	131
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	4,196	3,893
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	758	119
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	849	190
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,351	132
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	355	86
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,528	319
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	3,866	3,714
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	583	52
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	404	39
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	2,793	690
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	2,734	433
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	338	62
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,786	213
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	7,669	7,259
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,484	370
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	558	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	$1,313	$112
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	3,048	704
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,028	397
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,304	536
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	5,765	574
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	847	190
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,819	673
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,596	356
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,639	599
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	4,497	823

Total Mortgage-Backed Securities (Cost $453,106) ($ Thousands)		444,631

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	48,288	46,757
U.S. Treasury Notes
2.000%, 10/31/2021	9,600	9,342
1.625%, 07/31/2020 (B)	30,005	29,370
1.500%, 07/15/2020	47,246	46,179

Total U.S. Treasury Obligations (Cost $133,578) ($ Thousands)		131,648

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
FHLMC
1.375%, 05/01/2020	48,663	47,620
FNMA
1.500%, 07/30/2020	32,700	31,945

Total U.S. Government Agency Obligations (Cost $81,223) ($ Thousands)		79,565

4	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (C) — 5.0%
BNP Paribas
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $22,501,381 (collateralized by FNMA obligations, ranging in par value $382,189 - $34,494,376, 2.430% - 5.000%, 11/01/2040 - 07/01/2048; total market value $22,950,000)	$22,500	$22,500
Deutsche Bank
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $11,600,712 (collateralized by an FHLB obligation, par value $11,844,000, 0.000%, 11/16/2018; total market value $11,832,511)	11,600	11,600

Total Repurchase Agreements (Cost $34,100) ($ Thousands)		34,100

Total Investments in Securities — 100.1% (Cost $702,007) ($ Thousands)		$689,944

A list of the open futures contracts held by the fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(1,407)	Dec-2018	$(167,944)	$(166,642)	$1,302
U.S. 2-Year Treasury Notes	1,454	Dec-2018	307,180	306,294	(886)
U.S. 5-Year Treasury Notes	133	Dec-2018	14,972	14,947	(25)
U.S. Long Treasury Bonds	22	Dec-2018	3,059	3,039	(20)
Ultra 10-Year U.S. Treasury Notes	(175)	Dec-2018	(22,353)	(21,894)	459

			$134,914	$135,744	$830

Percentages are based on Net Assets of $688,966 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

SEI Daily Income Trust / Quarterly Report / October 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

Short Duration Government Fund (Continued)

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$444,631	$–	$444,631
U.S. Treasury Obligations	–	131,648	–	131,648
U.S. Government Agency
Obligations	–	79,565	–	79,565
Repurchase Agreements	–	34,100	–	34,100

Total Investments in Securities	$–	$689,944	$–	$689,944

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,761	$–	$–	$1,761
Unrealized Depreciation	(931)	–	–	(931)

Total Other Financial Instruments	$830	$–	$–	$830

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.0%
Agency Mortgage-Backed Obligations — 99.0%
FHLMC
3.650%, 04/01/2030	$590	$583
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	85	7
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	151	13
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	240	15
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	211	11
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	644	79
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	217	20
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	114	8
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	95	7
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	134	10
FHLMC REMIC, Ser 2015-4484, Cl CI
4.000%, 07/15/2030	235	26
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	280	62
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	579
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	243
FNMA
8.000%, 03/01/2027 to 07/01/2028	24	24
7.000%, 08/01/2029 to 09/01/2032	50	52
6.500%, 09/01/2032	52	57
4.180%, 11/01/2028	1,623	1,683
3.660%, 07/01/2030	125	123
3.590%, 09/01/2030	210	204
3.460%, 09/01/2037	425	393
3.260%, 06/01/2027	186	181
3.230%, 02/01/2027	146	143
2.970%, 06/01/2027	195	186
2.960%, 01/01/2028	190	178
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	236	21
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	2	3
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	7	7
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	142	14
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	142	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$305	$57
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.575%, 04/25/2055 (A)	343	16
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	168	15
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	125	29
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	785
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	661	658
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	255	244
GNMA
10.000%, 09/15/2019	–	–
9.500%, 09/15/2020 to 10/15/2020	4	3
9.000%, 10/15/2019 to 05/15/2022	18	18
8.000%, 01/15/2022 to 03/15/2032	148	158
7.750%, 10/15/2026	20	21
7.500%, 02/15/2027 to 10/15/2035	144	159
7.250%, 01/15/2028	18	18
7.000%, 04/15/2019 to 11/15/2033	1,312	1,453
6.750%, 11/15/2027	8	9
6.500%, 10/15/2023 to 10/15/2038	403	452
6.000%, 12/15/2027 to 12/15/2040	946	1,015
5.500%, 01/15/2033 to 02/15/2041	1,014	1,105
5.000%, 06/15/2033 to 01/20/2045	2,575	2,739
4.500%, 08/15/2033 to 09/20/2048	4,565	4,732
4.000%, 03/20/2040 to 03/20/2048	6,534	6,303
4.000%, 01/15/2041 (B)	811	822
3.875%, 05/15/2042	1,101	1,107
3.500%, 03/20/2041 to 08/20/2047	12,990	12,776
3.000%, 10/15/2042 to 05/20/2046	6,006	5,757
2.500%, 07/20/2045 to 12/20/2046	1,936	1,795
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	206	227
GNMA TBA
4.500%, 11/15/2039	380	390
4.000%, 11/01/2035	2,475	2,491
3.500%, 11/15/2041	1,036	1,017
3.000%, 11/01/2042	756	723
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	430	105
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	373	90
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	201	198
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	193	164
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	551	103

SEI Daily Income Trust / Quarterly Report / October 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	$710	$649
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	148	17
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	302	27
GNMA, Ser 2012-84, Cl QN
2.500%, 07/16/2042	575	476
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	611	582
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	255	238
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	91	14
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	114	26
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	182	174
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	197	179
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	14	14
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	893	85
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	302	27
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,321	125
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	677	107
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	701	156
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	712	130
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	728	74
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	229	27
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	214	53
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	58	54
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	528	111
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	375	341
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	185	16
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	806	767
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	569	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	$692	$643
GNMA, Ser 2016-19, Cl AC
3.000%, 02/20/2046	152	137
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	376	49
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	291	68
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	819	82
GNMA, Ser 2017-176, Cl CM
2.500%, 11/20/2047	141	107
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	101	79
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	106	24
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	364	83
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	208	172
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	553	101
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	539	523

Total Mortgage-Backed Securities (Cost $60,855) ($ Thousands)		59,366

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	582	563

Total U.S. Treasury Obligations (Cost $564) ($ Thousands)		563

2	SEI Daily Income Trust / Quarterly Report / October 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2018

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 4.8%
Deutsche Bank
2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $2,900,178 (collateralized by FNMA obligations, ranging in par value $277,576 - $3,161,276, 3.500% - 4.000%, 08/01/2046 - 07/01/2047; total market value $2,958,000) (C)	$2,900	$2,900

Total Repurchase Agreement (Cost $2,900) ($ Thousands)		2,900

Total Investments in Securities — 104.8% (Cost $64,319) ($ Thousands)		$62,829

A list of the open futures contracts held by the fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(11)	Dec-2018	$(1,304)	$(1,303)	$1
U.S. 2-Year Treasury Notes	(1)	Dec-2018	(211)	(211)	–
U.S. 5-Year Treasury Notes	20	Dec-2018	2,254	2,248	(6)
U.S. Long Treasury Bonds	2	Dec-2018	276	276	–
Ultra 10-Year U.S. Treasury Notes	(12)	Dec-2018	(1,533)	(1,501)	32

			$(518)	$(491)	$27

Percentages are based on Net Assets of $59,970 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$59.366	$–	$59.366
U.S. Treasury Obligations	–	563	–	563
Repurchase Agreement	–	2,900	–	2,900

Total Investments in Securities	$–	$62,829	$–	$62,829

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$33	$–	$–	$33
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	$27	$–	$–	$27

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2018, there were no Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2018	3

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher President

Date: December 28, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer Controller & CFO

Date: December 28, 2018